Earnings per share	12 Months Ended
Dec. 31, 2023
Earnings per share
Earnings per share

11. Earnings per share

Basic earnings per share is calculated by dividing the profit attributable to shareholders by the Company’s weighted average number of share units in issue during the year after deducting treasury shares or shares held by employee benefit trusts (EBTs) if any.

Basic earnings per share for the year ended 31 December 2021 has been adjusted retrospectively, as required by IAS 33 ‘Earnings per share’, to reflect the share structure of the Company resulting from the increase in the number of ordinary shares outstanding as a result of the demerger activities that took place in July 2022. As a result, basic earnings per share for the year ended 31 December 2021 has been calculated by dividing the profit attributable to shareholders by the Company’s weighted average number of shares in issue, with 9,234,573,831 shares outstanding upon the completion of the demerger activities.

Diluted earnings per share has been calculated after adjusting the weighted average number of shares used in the basic calculation to assume the conversion of all potentially dilutive shares. There were no dilutive shares in 2021.

The total number of shares held in connection with employee long-term incentive schemes as at 31 December 2023 was 10.4m. These were acquired for the purpose of meeting equity settled share-based payment obligations and are sufficient for the expected vesting in Q1 2024.

Earnings per share

	2023	2022	2021
Profit after tax attributable to equity shareholders (£m)	1,049	1,060	1,390
Weighted average number of shares (million)	9,235	9,235	9,235
Weighted average number of shares (held by EBTs) (million)[1]	(2)	–	–
Basic weighted average number of shares (million)	9,233	9,235	9,235
Effect of dilutive potential shares (million)	30	4	–
Diluted weighted average number of shares (million)	9,263	9,239	9,235
Basic earnings per share (pence)	11.4	11.5	15.1
Diluted earnings per share (pence)	11.3	11.5	15.1
1	The total number of shares held as at 31 December 2023 was 10.4m. The impact of these shares on the basic weighted average number of shares was only 2m because these shares were acquired towards the end of the accounting period. These shares were acquired to meet the equity settled share-based payment obligations vesting in Q1 2024.